Note 21 - Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Current liabilities
Debtor invoice financing	508	901	751	-
Lease liabilities	641	660	136	285
Shareholder loans	-	766	-	1,670
Chattel mortgage	51	-	-	-
Financing agreement	-	-	-	2,000
Bank loan	66	-	-	-
Other borrowings	46	-	-	-
Total	1,312	2,327	887	3,955
Non-current liabilities
Lease liabilities	715	1,117	138	293
Shareholder loan	23,400	18,242	18,242	18,092
Chattel mortgage	249	-	-	-
Bank loan	278	-	-	-
Total	24,642	19,359	18,380	18,385
Total	25,954	21,686	19,267	22,340

Disclosure of detailed information about the maturity of borrowings [text block]
	Minimum lease Payments				Present value of minimum lease payments
	As at June 30		As at March 31		As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8	20 20	2019	2019	201 8
Amounts payable under lease liabilities:
Less than one year	695	692	147	291	649	660	136	285
Later than one year but not more than five	759	1,299	143	327	707	1,117	138	293
	1,454	1,991	290	618	1,356	1,777	274	578
Future finance charges	(98)	(214)	(16)	(40)	-	-	-	-
Total lease obligations under	1,356	1,777	274	578	1,356	1,777	274	578